Note L - Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Employee Stock Ownership Plan (ESOP) Disclosures [Table Text Block]
	Years ended December 31
	2013	2012	2011

Number of shares issued	28,634	32,765	26,500

Fair value of stock contributed	$640	$617	$497

Cash contributed	73	82	65

Total expense	$713	$699	$562